UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:
This amendment (Check only one.): |_| is a restatement.
                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Onex Capital Management, L.P.
Address:  712 5th Avenue, 40th Floor
          New York, NY 10019

13F File Number: 028-12364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony Munk
Title:    President
Phone:    (212) 582-2211

Signature, Place and Date of Signing:


         /s/ Anthony Munk             New York, NY               August 13, 2007
         ---------------------------  -------------------------  ---------------
                     [Signature]            [City, State]               [Date]



Report Type (Check only one.):
|X|   13F HOLDINGS REPORT.
|_|   13F NOTICE.
|_|   13F COMBINATION REPORT.

                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:    $130,737 (Thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None


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

                                  FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP  (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC             COM       002535201    21,417    733,470  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

ABX AIR INC                 COM       00080S101     5,998    744,228  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

BUILDERS FIRSTSOURCE INC    COM       12008R107    19,418  1,209,100  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

HELEN OF TROY CORP LTD      COM       G4388N106    19,594    725,716  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

LABOR READY INC             COM NEW   505401208     7,441    322,000  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

O CHARLEYS INC              COM       670823103     8,124    403,000  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

PACIFIC SUNWEAR CALIF INC   COM       694873100    14,465    657,500  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

PGT INC                     COM       69336V101     4,315    394,770  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

PREMIERE GLOBAL SVCS INC    COM       740585104    20,962  1,610,000  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

SUN-TIMES MEDIA GROUP INC   COM       86688Q100     9,003  1,714,900  SH         SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------